ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUNDS TRUST
                      Supplement dated September 15, 2008,
            to the Prospectus and Statement of Additional Information
                                dated May 1, 2008

          This supplement updates certain information contained in the prospectus and statement of additional information (SAI)
              and should be attached to the prospectus and SAI and
                         retained for future reference.


PROSPECTUS

1. THE BOARD OF TRUSTEES OF THE ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST APPROVED THE MERGER OF AZL(R) LMP LARGE CAP GROWTH FUND INTO AZL(R) LEGG MASON GROWTH FUND, AND THE MERGER OF AZL(R) OCC VALUE FUND INTO AZL(R) DAVIS NY VENTURE FUND AT MEETINGS HELD ON JUNE 11, 2008, AND SEPTEMBER 3, 2008, RESPECTIVELY.


--------------------------------------- ----------------------------------------
            Acquired Funds                       Acquiring Funds
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
     AZL LMP Large Cap Growth Fund          AZL Legg Mason Growth Fund
--------------------------------------- ----------------------------------------
--------------------------------------- ----------------------------------------
          AZL OCC Value Fund                AZL Davis NY Venture Fund
--------------------------------------- ----------------------------------------


Completion of the mergers is subject to a number of conditions, including approval by shareholders of each Acquired Fund. It is currently anticipated that proxy materials regarding the merger will be distributed to shareholders of each Acquired Fund in September 2008, and that a special meeting of shareholders to consider the mergers will be held on November 20, 2008. Subject to satisfaction of these and other conditions of the mergers, it is anticipated that the mergers will become effective on or about November 24, 2008. As a result of the mergers, the assets of the Acquired Funds will be transferred to the Acquiring Funds, and the Acquiring Funds will assume the Acquired Funds' liabilities. Each Acquiring Fund will issue shares of beneficial interest to the corresponding Acquired Fund in an amount equal to the value of the asset that it receives from the corresponding Acquired Fund, less the liabilities it assumes. Effective with the closing of the mergers, the AZL LMP Large Cap Growth Fund will no longer be a Permitted Underlying Fund in the Large Growth (Equity) asset class, and the AZL OCC Value Fund will no longer be a Permitted Underlying Fund in the Large Value (Equity) asset class.




PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION


--------------------------------------------------------------------------------
1. EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008, COLUMBIA MANAGEMENT ADVISORS, LLC WILL REPLACE THE DREYFUS CORPORATION AS THE SUBADVISER TO THE AZL(R) DREYFUS PREMIER SMALL CAP VALUE FUND. IN ADDITION, THE FOLLOWING NAME CHANGE, APPLICABLE TO PAGE 10 OF THE PROSPECTUS AND PAGE 4 OF THE SAI, IS EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008.


    Name effective on or about September 22, 2008       Previous Name
    ---------------------------------------------       -------------
    AZL(R) Columbia Small Cap Value Fund                AZL(R) Dreyfus Small Cap
                                                        Value Fund


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2.   EFFECTIVE SEPTEMBER 3, 2008, ALLIANZ INVESTMENT MANAGEMENT LLC ENTERED INTO
     A SUBADVISORY AGREEMENT WITH BLACKROCK ADVISORS, LLC ("BLACKROCK") PURSUANT TO WHICH BLACKROCK WILL REPLACE JENNISON ASSOCIATES LLC AS THE SUBADVISER
     TO THE AZL(R) JENNISON GROWTH FUND EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008. IN ADDITION, THE FOLLOWING NAME CHANGE, APPLICABLE TO PAGE 10 OF THE PROSPECTUS AND PAGE 4 OF THE SAI, IS EFFECTIVE ON OR ABOUT NOVEMBER 24, 2008.


         Name effective on or about November 24, 2008     Previous Name
         --------------------------------------------     -------------
         AZL(R) BlackRock Capital Appreciation Fund       AZL(R) Jennison
                                                          Growth Fund


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